MORGAN, LEWIS & BOCKIUS LLP                                    MORGAN LEWIS
1111 PENNSYLVANIA AVENUE, NW                                   COUNSELORS AT LAW
WASHINGTON, DC 20004
TEL: 202.739.3000
FAX: 202.739.3001
WWW.MORGANLEWIS.COM


January 10, 2011


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re: The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
    ----------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated January 5, 2011 for the Trust's Frost Diversified Strategies Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 101, which was filed with the U.S. Securities and Exchange Commission via EDGAR on January 5, 2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very truly yours,


/S/ CHRISTOPHER D. MENCONI
------------------------------
Christopher D. Menconi